UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/15

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
New York Tax Exempt
Bond Fund, Inc.

ANNUAL REPORT May 31, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
28	Financial Highlights
29	Notes to Financial Statements
39	Report of Independent Registered Public Accounting Firm
40	Important Tax Information
41	Board Members Information
44	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus New York
Tax Exempt Bond Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus New York Tax Exempt Bond Fund, covering the 12-month period from June 1, 2014, through May 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds produced moderately positive total returns over the reporting period, on average. Developments in overseas markets during 2014 — including plummeting oil prices and ongoing economic concerns in Europe, Japan, and China — sparked a flight to quality among global investors, who turned away from foreign sovereign bonds in favor of U.S. assets. In addition, aggressively accommodative monetary policies in Europe and Japan made yields of U.S. fixed-income securities relatively attractive. Consequently, intensifying demand put downward pressure on U.S. bond yields, including municipal bonds, over much of the reporting period. This trend reversed in early 2015, giving back some of the market’s previous gains when the supply of newly issued municipal bonds increased substantially in the low interest rate environment.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and municipal bonds in particular. We believe labor markets have continued to strengthen, oil prices have climbed from previous lows, and foreign currency exchange rates have become less volatile. Meanwhile, credit conditions appear to have continued to improve for most states and municipalities, and demand remains strong from investors seeking tax-advantaged investment income.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2014, through May 31, 2015, as provided by Thomas Casey and Daniel Rabasco, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended May 31, 2015, Dreyfus NewYork Tax Exempt Bond Fund achieved a total return of 2.87%.1 In comparison, the Barclays Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New York, achieved a total return of 3.18% for the same period.2

Strong returns from municipal bonds amid falling long-term interest rates over the reporting period’s first half were followed by relatively flat returns over the second half. The fund lagged its benchmark, mainly due to its focus on longer maturities when yields climbed during the spring of 2015.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, New York state, and NewYork city income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state, and New York city personal income taxes.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus.

The portfolio managers focus on identifying undervalued sectors and securities, and minimize the use of interest rate forecasting.The portfolio managers select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. The portfolio managers actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Falling Long-Term Rates Supported Bond Prices

Long-term interest rates generally fell over the first half of the reporting period, supporting municipal bond prices despite expectations that an expanding domestic economy would drive prices lower. Global investors seeking more competitive yields than were available in Europe and Japan flocked to higher yielding investments in the United States, and the resulting supply-and-demand imbalance put downward pressure on yields and upward pressure on prices of U.S. fixed-income securities.

This trend began to reverse over the reporting period’s second half, when longer term interest rates drifted higher amid stronger-than-expected employment data and expectations of short-term rate hikes later this year. Municipal bond issuance volumes climbed significantly over the first five months of 2015 as issuers rushed to refinance existing debt before expected increases in interest rates.These more robust issuance volumes were readily absorbed by steady demand from investors.

Despite isolated pockets of weakness, underlying credit conditions have improved for most municipal bond issuers. Tax revenues have climbed beyond pre-recession levels for many state and local governments, including New York, where the state and city have participated fully in the national economic recovery with support from a resurgent financial services industry.

Security Selection Strategy Bolstered Relative Results

During the reporting period, the fund’s duration was positioned longer than that of the benchmark in order to capture excess incremental yield offered by longer maturities. This focus on longer maturities also captured the benefits of falling long-term interest rates and narrowing yield differences along the market’s maturity spectrum earlier in the reporting period. However, this strategy detracted from fund returns when rates rose during the spring of 2015.

Our security selection strategy proved more beneficial, as we maintained overweighted exposure to BBB-rated revenue-backed bonds and an underweighted position in lower yielding general obligation bonds. The fund achieved positive results from revenue bonds backed by hospitals, industrial development projects, and the state’s settlement of litigation with U.S. tobacco companies. Higher yielding NewYork City bonds also supported relative performance. In contrast, laggards for the reporting period included higher quality bonds from special tax districts and essential municipal service providers, such as sewer districts and water facilities.

A More Cautious Interest Rate Posture

The U.S. economic recovery has gained traction, issuance volumes have increased recently, and investors currently expect higher short-term interest rates later this year. Therefore, in anticipation of bouts of heightened market volatility, we have adopted a somewhat more cautious interest rate posture by adjusting the fund’s average duration to a position that is only modestly longer than the benchmark.We are more optimistic regarding the market’s longer term prospects in light of robust investor demand and improving credit fundamentals, and we have retained the fund’s emphasis on revenue bonds with strong income characteristics.

June 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-NewYork residents. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged, and geographically unrestricted total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 5/31/15
	1 Year	5 Years	10 Years
Fund	2.87%	3.67%	3.82%
Barclays Municipal Bond Index	3.18%	4.53%	4.52%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus NewYork Tax Exempt Bond Fund, Inc. on
5/31/05 to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund invests primarily in NewYork municipal securities and its performance shown in the line graph above takes into account fees and expenses.The Index is not limited to investments principally in NewYork municipal obligations.
The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus NewYork Tax Exempt Bond Fund, Inc. from December 1, 2014 to May 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2015

Expenses paid per $1,000†	$ 3.45
Ending value (after expenses)	$ 1,008.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2015

Expenses paid per $1,000†	$ 3.48
Ending value (after expenses)	$ 1,021.49

† Expenses are equal to the fund’s annualized expense ratio of .69%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS
May 31, 2015

Long-Term Municipal	Coupon	Maturity	Principal
Investments—101.4%	Rate (%)	Date	Amount ($)		Value ($)
New York—100.5%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)
(Prerefunded)	5.25	11/15/17	4,050,000	[a]	4,475,533
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)
(Prerefunded)	5.75	11/15/17	2,000,000	[a]	2,234,420
Austin Trust (Series 1107)
Non-recourse (Port Authority
of New York and New Jersey,
Consolidated Bonds, 151st
Series)	6.00	9/15/28	20,000,000	[b,c]	22,384,400
Build New York City Resource
Corporation, City University
of New York—Queens College,
Revenue (Q Student Residences,
LLC Project)	5.00	6/1/38	1,000,000		1,119,520
Build New York City Resource
Corporation, City University
of New York—Queens College,
Revenue (Q Student Residences,
LLC Project)	5.00	6/1/43	1,350,000		1,497,015
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	5,000,000		5,630,600
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	5,500,000		6,284,685
JPMorgan Chase Putters/Drivers
Trust (Series 3803)
Non-recourse (New York State
Dormitory Authority, Revenue
(The Rockefeller University))	5.00	7/1/18	8,000,000	[b,c]	9,093,440

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
JPMorgan Chase Putters/Drivers
Trust (Series 4355-1)
Non-recourse (New York State
Environmental Facilities
Corporation, State Clean Water
and Drinking Water Revolving
Funds Revenue (New York City
Municipal Water Finance
Authority Projects))	5.00	6/15/21	5,000,000	[b,c]	5,789,300
JPMorgan Chase Putters/Drivers
Trust (Series 4355-2)
Non-recourse (New York State
Environmental Facilities
Corporation, State Clean Water
and Drinking Water Revolving
Funds Revenue (New York City
Municipal Water Finance
Authority Projects))	5.00	6/15/21	5,000,000	[b,c]	5,777,600
JPMorgan Chase Putters/Drivers
Trust (Series 4376)
Non-recourse (New York State
Dormitory Authority, State
Personal Income Tax Revenue
(General Purpose))	5.00	2/15/21	16,000,000	[b,c]	17,970,880
JPMorgan Chase Putters/Drivers
Trust (Series 4378)
Non-recourse (New York City
Municipal Water Finance
Authority, Water and Sewer
System Second General
Resolution Revenue)	5.00	6/15/21	9,435,000	[b,c]	10,648,795
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	7,000,000		8,119,090
Long Island Power Authority,
Electric System
General Revenue	5.00	9/1/34	3,300,000		3,658,017

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Long Island Power Authority,
Electric System General
Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/25	23,765,000	24,899,779
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/27	12,000,000	14,216,400
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.50	11/15/30	10,325,000	11,589,812
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/1/27	4,370,000	5,083,271
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	6,680,000	7,719,742
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/36	7,210,000	8,256,820
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/40	10,000,000	11,136,500
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/41	12,140,000	13,368,325
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/43	11,760,000	12,978,571
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/44	5,000,000	5,682,250
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/43	4,000,000	4,429,800
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/43	4,000,000	4,429,800

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	5,750,000	5,772,597
New York City,
GO	5.00	11/1/19	5,000	5,020
New York City,
GO	5.00	4/1/20	5,000,000	5,792,250
New York City,
GO	5.00	8/1/20	730,000	736,074
New York City,
GO	5.00	8/1/21	10,000,000	11,833,500
New York City,
GO	5.00	8/1/23	11,020,000	12,909,489
New York City,
GO	5.25	9/1/25	4,000,000	4,482,520
New York City,
GO	5.00	8/1/27	8,825,000	10,063,942
New York City,
GO	5.00	3/1/29	6,645,000	7,602,677
New York City,
GO	5.00	8/1/29	5,935,000	6,716,699
New York City,
GO	5.00	8/1/30	3,000,000	3,457,080
New York City,
GO	5.00	8/1/31	1,735,000	1,985,916
New York City,
GO	5.00	8/1/32	2,000,000	2,279,000
New York City,
GO	5.00	8/1/32	3,820,000	4,377,682
New York City,
GO	5.00	10/1/32	5,745,000	6,511,670
New York City,
GO	5.00	8/1/34	10,885,000	12,415,866
New York City,
GO (Insured; AMBAC)	5.75	8/1/16	40,000	40,185
New York City Educational
Construction Fund, Revenue	6.50	4/1/26	4,220,000	5,252,296

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,810,000	11,055,171
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/28	5,000,000	5,483,850
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	5,850,000	6,329,349
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal
One Group Association, L.P.
Project)	5.50	1/1/16	2,000,000	2,054,620
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/18	2,830,000	2,915,155
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/26	9,250,000	10,814,175
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	5,000,000	5,689,350
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	20,000,000	22,529,200
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/39	5,000,000	5,646,300

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	10,000,000	11,372,700
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	11,025,000	12,696,831
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/44	20,000,000	22,300,200
New York City Transitional Finance
Authority, Building Aid Revenue	5.00	7/15/43	8,185,000	9,155,987
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/22	19,000,000	20,243,930
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance
Guarantee Corp.)	5.00	1/15/24	10,000,000	10,631,200
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance
Guarantee Corp.)	5.00	7/15/27	10,000,000	10,619,400
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/22	4,910,000	5,297,546
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/26	7,000,000	8,250,410
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	8/1/30	11,665,000	13,568,845
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/33	5,210,000	5,963,887

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/36	5,000,000		5,634,300
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	6,000,000		6,648,660
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000		3,513,754
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000		325,026
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/44	10,000,000		11,013,600
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/40	5,000,000		5,659,550
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	10,000,000	[c]	10,242,200
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.25	10/1/35	2,225,000		2,626,657
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.63	7/1/16	5,000,000		5,154,700
New York State Dormitory
Authority, LR (Municipal
Health Facilities Improvement
Program) (New York City Issue)	5.00	1/15/25	10,000,000		11,007,600
New York State Dormitory
Authority, Mortgage Hospital
Revenue (Hospital for Special
Surgery) (Collateralized; FHA)	6.25	8/15/34	3,975,000		4,716,934
New York State Dormitory
Authority, Revenue (Barnard
College) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/37	1,010,000		1,078,539

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Barnard
College) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.00	7/1/17	3,990,000	[a]	4,340,362
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/19	15,000,000		15,772,800
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/20	5,000,000		5,257,000
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/21	10,000,000		10,512,900
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/23	10,255,000		10,778,005
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/37	6,035,000		6,847,371
New York State Dormitory
Authority, Revenue (Fashion
Institute of Technology
Student Housing Corporation)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/16	3,755,000		3,768,480
New York State Dormitory
Authority, Revenue (Fashion
Institute of Technology
Student Housing Corporation)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/20	4,490,000		5,023,008
New York State Dormitory
Authority, Revenue
(Memorial Sloan-Kettering
Cancer Center)	5.00	7/1/36	2,250,000		2,473,380
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/20	3,000,000		3,555,300

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	7/1/28	18,335,000	[d]	12,915,357
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	6.75	2/15/23	5,700,000		6,691,059
New York State Dormitory
Authority, Revenue
(Mount Sinai Hospital
Obligated Group)	5.00	7/1/26	8,395,000		9,425,990
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	9,000,000		10,330,380
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/27	5,045,000		5,449,912
New York State Dormitory
Authority, Revenue (New York
University)	5.00	7/1/45	7,000,000		7,882,630
New York State Dormitory
Authority, Revenue (New York
University) (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/27	33,625,000		41,407,170
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.50	7/1/25	1,500,000		1,709,145
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.63	7/1/26	3,500,000		4,010,510
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)
(Prerefunded)	5.00	7/1/17	10,000,000	[a]	10,897,700

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.00	5/1/18	1,930,000		1,935,095
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.50	5/1/37	4,500,000		4,987,080
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.75	5/1/37	7,880,000		8,818,429
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	2,500,000		2,765,575
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,700,000		7,369,062
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	5.00	12/1/40	1,200,000		1,254,804
New York State Dormitory
Authority, Revenue (Pratt
Institute)	5.00	7/1/34	1,000,000		1,121,680
New York State Dormitory
Authority, Revenue (Pratt
Institute)	5.00	7/1/39	1,500,000		1,668,885
New York State Dormitory
Authority, Revenue (Pratt
Institute)	5.00	7/1/44	1,500,000		1,657,830
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Prerefunded)	6.25	7/1/18	11,000,000	[a]	12,732,060
New York State Dormitory
Authority, Revenue (State
University of New York
Dormitory Facilities)	5.00	7/1/38	6,300,000		7,007,427

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	5,000,000		5,744,600
New York State Dormitory
Authority, Revenue
(The New School)	5.25	7/1/30	5,000,000		5,659,250
New York State Dormitory
Authority, Revenue
(The New School)	5.00	7/1/40	5,590,000		6,241,962
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/38	7,230,000		8,196,362
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	16,000,000		17,959,040
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.25	2/15/22	9,965,000		11,388,899
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/31	8,620,000		9,896,881
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.25	8/15/36	2,625,000		3,024,578
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/39	3,840,000		4,272,115
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Prerefunded)	5.25	2/15/19	5,000	[a]	5,739
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)
(Prerefunded)	5.25	2/15/19	5,000	[a]	5,735

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Prerefunded)	5.25	2/15/19	25,000	[a]	28,693
New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/23	5,000,000		6,063,400
New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/44	7,000,000		7,881,720
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/29	3,000,000		3,458,220
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)
(Insured; National Public
Finance Guarantee Corp.)	0.51	4/1/34	2,000,000	[e]	1,912,500
New York State Energy Research and
Development Authority, PCR
(Rochester Gas and Electric
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	0.22	8/1/32	5,300,000	[e]	4,836,250
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/21	10,000,000		11,172,900
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/24	4,000,000		4,683,840

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)	5.00	8/15/37	4,025,000	4,509,570
New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)
(Green Bonds)	5.00	11/15/31	6,000,000	6,995,700
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	825,000	837,994
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000	1,452,976
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	1,460,000	1,537,555
New York State Thruway Authority,
General Revenue	5.00	1/1/42	3,500,000	3,822,595
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000	10,962,500
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	17,500,000	19,924,625
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	15,035,000	16,319,891
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	2,000,000	2,032,520
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/20	10,000,000	11,080,700
New York State Urban Development
Corporation, State Facilities
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.70	4/1/20	10,000,000	11,190,500

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Niagara Falls City School
District, COP (High School
Facility) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/19	3,250,000	3,256,825
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	17,840,250
Port Authority of New York and New
Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	10,000,000	11,280,900
Port Authority of New York and New
Jersey (Consolidated Bonds,
178th Series)	5.00	12/1/24	4,465,000	5,251,242
Port Authority of New York and New
Jersey (Consolidated Bonds,
183rd Series)	5.00	12/15/26	5,000,000	5,984,800
Port Authority of New York
and New Jersey
(Consolidated Bonds,
185th Series)	5.00	9/1/32	4,100,000	4,585,850
Port Authority of New York
and New Jersey,
Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	5,000,000	5,869,600
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue	5.00	10/15/31	5,000,000	5,888,050
Suffolk County Economic
Development Corporation,
Revenue (Catholic Health
Services of Long Island
Obligated Group Project)	5.00	7/1/22	2,025,000	2,309,290
Suffolk County Economic
Development Corporation,
Revenue (Catholic Health
Services of Long Island
Obligated Group Project)	5.00	7/1/31	2,370,000	2,617,452
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	13,000,000	11,770,590

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.38	1/1/16	5,000,000	[a]	5,150,250
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	10,540,000	[a]	13,000,563
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/24	5,000,000		5,988,900
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/28	8,000,000		9,324,080
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/28	5,000,000		5,602,450
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/30	3,285,000		3,800,843
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/33	3,000,000		3,284,880
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	12,500,000		12,652,625
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	11,730,000		10,337,532
Utility Debt Securitization
Authority of New York,
Restructuring Bonds	5.00	12/15/41	5,000,000		5,680,100
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/21	465,000		465,070

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related—.9%
A.B. Won International Airport
Authority of Guam, General
Revenue	6.38	10/1/43	3,000,000	3,531,060
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,325,000	3,909,435
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/15	3,000,000	3,008,940

Total Investments (cost $1,119,672,608)			101.4%	1,196,806,227
Liabilities, Less Cash and Receivables			(1.4%)	(16,601,705)
Net Assets			100.0%	1,180,204,522

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Collateral for floating rate borrowings.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2015, these securities were valued at $81,906,615 or 6.9% of net assets.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	19.8	State/Territory	2.2
Education	19.1	Pollution Control	1.4
Special Tax	17.3	Resource Recovery	1.1
Utility-Water and Sewer	10.9	Asset-Backed	.9
Health Care	6.3	Lease	.9
Prerefunded	5.9	Housing	.7
Utility-Electric	4.2	Other	5.6
Industrial	2.8
City	2.3		101.4

†	Based on net assets.

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2015

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,119,672,608	1,196,806,227
Interest receivable		17,013,119
Receivable for shares of Common Stock subscribed		184,475
Prepaid expenses		21,592
		1,214,025,413
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		723,745
Cash overdraft due to Custodian		125,196
Payable for floating rate notes issued—Note 4		31,715,000
Payable for shares of Common Stock redeemed		1,132,747
Interest and expense payable related
to floating rate notes issued—Note 4		65,148
Accrued expenses		59,055
		33,820,891
Net Assets ($)		1,180,204,522
Composition of Net Assets ($):
Paid-in capital		1,126,780,707
Accumulated undistributed investment income—net		218,185
Accumulated net realized gain (loss) on investments		(23,927,989)
Accumulated net unrealized appreciation
(depreciation) on investments		77,133,619
Net Assets ($)		1,180,204,522
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		79,778,076
Net Asset Value, offering and redemption price per share ($)		14.79

See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS
Year Ended May 31, 2015

Investment Income ($):
Interest Income	49,007,717
Expenses:
Management fee—Note 3(a)	7,154,510
Shareholder servicing costs—Note 3(b)	864,238
Interest and expense related to floating rate notes issued—Note 4	216,263
Professional fees	92,105
Directors’ fees and expenses—Note 3(c)	88,442
Custodian fees—Note 3(b)	79,980
Prospectus and shareholders’ reports	32,852
Registration fees	28,293
Loan commitment fees—Note 2	11,752
Miscellaneous	59,658
Total Expenses	8,628,093
Less—reduction in fees due to earnings credits—Note 3(b)	(544)
Net Expenses	8,627,549
Investment Income—Net	40,380,168
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,624,510)
Net unrealized appreciation (depreciation) on investments	(4,639,492)
Net Realized and Unrealized Gain (Loss) on Investments	(6,264,002)
Net Increase in Net Assets Resulting from Operations	34,116,166

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2015	2014
Operations ($):
Investment income—net	40,380,168	46,283,669
Net realized gain (loss) on investments	(1,624,510)	(18,074,753)
Net unrealized appreciation
(depreciation) on investments	(4,639,492)	(23,637,023)
Net Increase (Decrease) in Net Assets
Resulting from Operations	34,116,166	4,571,893
Dividends to Shareholders from ($):
Investment income—net	(40,224,674)	(46,122,058)
Capital Stock Transactions ($):
Net proceeds from shares sold	57,901,117	43,755,035
Dividends reinvested	31,261,455	35,615,802
Cost of shares redeemed	(102,066,985)	(206,699,057)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(12,904,413)	(127,328,220)
Total Increase (Decrease) in Net Assets	(19,012,921)	(168,878,385)
Net Assets ($):
Beginning of Period	1,199,217,443	1,368,095,828
End of Period	1,180,204,522	1,199,217,443
Undistributed investment income—net	218,185	115,905
Capital Share Transactions (Shares):
Shares sold	3,877,049	3,017,636
Shares issued for dividends reinvested	2,094,497	2,453,233
Shares redeemed	(6,842,189)	(14,239,246)
Net Increase (Decrease) in Shares Outstanding	(870,643)	(8,768,377)
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended May 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value,
beginning of period	14.87	15.30	15.47	14.57	14.84
Investment Operations:
Investment income—net [a]	.51	.55	.54	.56	.58
Net realized and unrealized
gain (loss) on investments	(.09)	(.43)	(.16)	.90	(.27)
Total from Investment Operations	.42	.12	.38	1.46	.31
Distributions:
Dividends from
investment income—net	(.50)	(.55)	(.54)	(.56)	(.58)
Dividends from net realized
gain on investments	—	—	(.01)	—	—
Total Distributions	(.50)	(.55)	(.55)	(.56)	(.58)
Net asset value, end of period	14.79	14.87	15.30	15.47	14.57
Total Return (%)	2.87	.94	2.44	10.22	2.15
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72	.73	.72	.74	.74
Ratio of net expenses
to average net assets	.72	.73	.72	.74	.74
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.02	.02	.01	.01	.01
Ratio of net investment income
to average net assets	3.39	3.80	3.46	3.75	3.94
Portfolio Turnover Rate	20.02	10.89	4.70	11.99	8.75
Net Assets, end of period
($ x 1,000)	1,180,205	1,199,217	1,368,096	1,422,395	1,345,101

a Based on average shares outstanding.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New York Tax Exempt Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment com-pany.The fund’s investment objective is to seek as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
Quoted Prices		Inputs	Inputs	Total
Assets ($)
Municipal Bonds†	—	1,196,806,227	—	1,196,806,227
Liabilities ($)
Floating Rate Notes††	—	(31,715,000)	—	(31,715,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At May 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended May 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2015, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $656,830, accumulated capital losses $23,327,203 and unrealized appreciation $76,532,833.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2015.The fund has $2,056,659 of short-term capital losses and $21,270,544 of long-term capital losses which can be carried forward for an unlimited period.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2015 and May 31, 2014 were as follows: tax-exempt income $40,224,674 and $46,058,213, and ordinary income $0 and $63,845, respectively.

During the period ended May 31, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $53,214 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Mangement Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

The Agreement provides that if in any fiscal year the aggregate expenses of the fund (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to Dreyfus or Dreyfus will bear, such excess expense. During the period ended May 31, 2015, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2015, the fund was charged $506,993 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2015, the fund was charged $248,827 for transfer agency services and

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

$12,346 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $544.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2015, the fund was charged $79,980 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended May 31, 2015, the fund was charged $9,407 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2015, the fund was charged $10,891 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $600,813, Shareholder Services Plan fees $42,000, custodian fees $28,031, Chief Compliance Officer fees $2,113 and transfer agency fees $50,788.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4-Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2015, amounted to $235,682,423 and $237,424,745, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”).The Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2015 was approximately $31,715,000, with a related weighted average annualized interest rate of .68%.

At May 31, 2015, the cost of investments for federal income tax purposes was $1,088,558,394; accordingly, accumulated net unrealized appreciation on investments was $76,532,833, consisting of $80,378,013 gross unrealized appreciation and $3,845,180 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus New York Tax Exempt Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus NewYork Tax Exempt Bond Fund, Inc., including the statement of investments, as of May 31, 2015 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York Tax Exempt Bond Fund, Inc. at May 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accountingprinciples.

New York, New York
July 28, 2015

The Fund 39

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended May 31, 2015 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are New York residents, New York state and New York city personal income taxes).Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2015 calendar year on Form 1099-DIV, which will be mailed in early 2016.

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 147
———————
Joni Evans (73)
Board Member (1985)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
No. of Portfolios for which Board Member Serves: 26
———————
Ehud Houminer (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet, Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 63
—	——————
Hans C. Mautner (77)
Board Member (2006)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company
(1999-2010)
No. of Portfolios for which Board Member Serves: 26

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Robin A. Melvin (51)
Board Member (2006)
Principal Occupation During Past 5Years:
• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; a board member since 2013)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
(1995-2012)
No. of Portfolios for which Board Member Serves: 115
———————
Burton N. Wallack (64)
Board Member (1991)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company
(1987-present)
No. of Portfolios for which Board Member Serves: 26
———————
John E. Zuccotti (77)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc. (1996-present)
• Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)
Other Public Company Board Membership During Past 5Years:
• Wellpoint, Inc., a health benefits company, Director (2005-2010)
No. of Portfolios for which Board Member Serves: 26

INTERESTED BOARD MEMBER

Gordon J. Davis (73)
Board Member (1995)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-2014)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)
No. of Portfolios for which Board Member Serves: 64
Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

William Hodding Carter III, Emeritus Board Member
Arnold S. Hiatt, Emeritus Board Member

The Fund 43

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 147 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010 .

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1991.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 39 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 172 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

The Fund 45

For More Information

Ticker Symbol: DRNYX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $32,792 in 2014 and $33,612 in 2015.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,120 in 2014 and $6,273 in 2015. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,249 in 2014 and $2,901 in 2015. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were and $4,049 in 2014 and $4,161 in 2015. These services included a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2014 and $0 in 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $40,974,357 in 2014 and $20,773,877 in 2015.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and               Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 20, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)